Property and Equipment - Summary of Depreciation and Amortization Expenses (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Depreciation And Amortization Expense [abstract]
Cost of services	R$ 54,203	R$ 31,224	R$ 20,113
General and administrative expenses	38,130	25,984	22,845
Depreciation and Amortization charges	92,333	57,208	42,957
Depreciation charge	66,501	32,836	21,352
Amortization charge (Note 13)	25,832	24,372	21,605
Depreciation and Amortization charges	R$ 92,333	R$ 57,208	R$ 42,957